Credit Facilities - Credit Facilities (Detail) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 19, 2015	Feb. 20, 2014	Feb. 24, 2014
Credit Facilities [Line Items]
Drawn from revolving credit facility	$ 62,373,000	$ 660,765,000
Revolving Credit Facility [Member] | Oyu Tolgoi [Member]
Credit Facilities [Line Items]
Line of credit facility, amount outstanding					200,000,000
Line of credit interest rate description	The revolving credit facility bore interest at a fixed margin over LIBOR on any drawn amounts together with a utilization fee which varied according to the utilized portion of the facility, and a commitment fee on undrawn amounts.
Maturity date of revolving credit facility	Feb. 24, 2015
Drawn from revolving credit facility	90,000,000
Interest expenses	800,000
Periodic payment of principal	90,000,000
Periodic payment of interest	800,000
Revolving Credit Facility [Member] | Oyu Tolgoi [Member] | Subsequent Event [Member] | Secured Debt [Member]
Credit Facilities [Line Items]
Line of credit interest rate description			The credit facility bears interest at a fixed margin over LIBOR on any drawn amounts together with a utilization fee which varies according to the utilized portion of the facility, and a commitment fee on undrawn amounts.
Maturity date of revolving credit facility			Mar. 31, 2016
Revolving credit facility amount			200,000,000
Revolving credit facility, variable rate basis			LIBOR
Non-Revolving Prepayment Agreement [Member] | Oyu Tolgoi [Member]
Credit Facilities [Line Items]
Line of credit facility, amount outstanding				126,000,000
Interest expenses	700,000
Prepayment by the customer	53,800,000
Offset against debt amount	$ 53,800,000
Non-Revolving Prepayment Agreement [Member] | Oyu Tolgoi [Member] | Maximum [Member]
Credit Facilities [Line Items]
Percentage on prepayment agreement				80.00%